Shareholder Report, Line Graph (Details) LMF0100_Brandywine GLOBAL - Multi-Sector Opportunities Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,176,975	$ 1,061,361	$ 1,081,139	$ 1,185,174	$ 1,125,186	$ 1,100,595	$ 1,047,693	$ 1,096,483	$ 1,037,317	$ 1,000,000	$ 1,272,227
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	1,055,494	963,525	947,245	1,195,811	1,210,883	1,146,292	1,046,487	1,068,324	1,055,905	1,000,000	$ 1,115,510
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government/Credit 1-3 Year Index
Accumulated Value	1,157,165	1,089,130	1,055,079	1,109,205	1,109,740	1,073,408	1,023,373	1,019,912	1,013,080	1,000,000	$ 1,215,803
FTSE 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 1,184,667	$ 1,121,942	$ 1,069,124	$ 1,059,805	$ 1,059,234	$ 1,050,228	$ 1,026,157	$ 1,009,336	$ 1,002,244	$ 1,000,000	$ 1,238,311